UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05542

Name of Fund: BlackRock Income Trust, Inc. (BKT)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Income Trust, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2014

Date of reporting period: 11/30/2013

Item 1 – Schedule of Investments

Schedule of Investments November 30, 2013 (Unaudited)	BlackRock Income Trust, Inc. (BKT) (Percentages shown are based on Net Assets)

Asset-Backed Securities	Par (000)		Value

Asset-Backed Securities — 1.0%
First Franklin Mortgage Loan Trust, Series 2005-FF2, Class M2, 0.83%, 3/25/35 (a)	$2,747		$2,732,986
Securitized Asset-Backed Receivables LLC Trust, Series 2005-OP2, Class M1, 0.60%, 10/25/35 (a)	1,875		1,557,452
Small Business Administration Participation Certificates, Class 1:
Series 1996-20E, 7.60%, 5/01/16	54		56,858
Series 1996-20G, 7.70%, 7/01/16	75		78,232
Series 1996-20H, 7.25%, 8/01/16	82		85,786
Series 1996-20K, 6.95%, 11/01/16	172		180,413
Series 1997-20C, 7.15%, 3/01/17	67		71,880

			4,763,607

Interest Only Asset-Backed Securities — 0.2%
Small Business Administration, Series 1, 1.00%, 4/01/15	1,013		8,868
Sterling Bank Trust, Series 2004-2, Class Note, 2.08%, 3/30/30 (b)	3,246		234,319
Sterling Coofs Trust, Series 2004-1, Class A, 2.36%, 4/15/29 (b)	6,471		434,784

			677,971

Total Asset-Backed Securities — 1.2%			5,441,578

Non-Agency Mortgage-Backed Securities

Collateralized Mortgage Obligations — 1.1%
Collateralized Mortgage Obligation Trust, Series 40, Class R, 580.49%, 4/01/18	—	(c)	49
Deutsche Securities, Inc. Mortgage Alternate Loan Trust, Series 2006-AR5, Class 22A, 5.50%, 10/25/21	558		534,264
Homebanc Mortgage Trust, Series 2005-4, Class A1, 0.44%, 10/25/35 (a)	2,562		2,227,980
Kidder Peabody Acceptance Corp., Series 1993-1, Class A6, 16.31%, 8/25/23 (a)	46		51,990

Non-Agency Mortgage-Backed Securities	Par (000)		Value

Collateralized Mortgage Obligations (concluded)
Residential Funding Securities LLC, Series 2003-RM2, Class AI5, 8.50%, 5/25/33	$1,130		$1,196,910
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-11, Class A, 2.55%, 8/25/34 (a)	1,238		1,214,741

			5,225,934

Commercial Mortgage-Backed Securities — 0.6%
Credit Suisse Mortgage Capital Certificates, Series 2007-C2, Class A3, 5.54%, 1/15/49 (a)	2,420		2,687,536

Interest Only Collateralized Mortgage Obligations — 0.7%
Bank of America Mortgage Securities, Inc., Series 2003-3, Class 1A, 0.23%, 5/25/33 (a)	34,116		196,336
CitiMortgage Alternative Loan Trust, Series 2007-A5, Class 1A7, 6.00%, 5/25/37	725		178,545
First Boston Mortgage Securities Corp., Series C, 10.97%, 4/25/17	10		953
GSMPS Mortgage Loan Trust, Series 1998-5, 0.00%, 6/19/27 (a)(b)	3,463		35
IndyMac INDX Mortgage Loan Trust, Series 2006-AR33, Class 4AX, 0.17%, 1/25/37	75,963		256,451
MASTR Adjustable Rate Mortgages Trust, Series 2004-3, Class 3AX, 0.48%, 4/25/34 (a)	9,208		102,152
MASTR Alternative Loans Trust, Series 2003-9, Class 15X2, 6.00%, 1/25/19	297		33,426
Morgan Stanley Mortgage Loan Trust, Series 2004-3, Class 1AX, 5.00%, 5/25/19	272		21,329
Sequoia Mortgage Trust, Series 2005-2, Class XA, 1.02%, 3/20/35 (a)	35,763		575,564
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-7, Class 3AS, 10.18, 8/25/36 (a)	18,274		2,061,586
Vendee Mortgage Trust, Series 1999-2, Class 1, 0.02%, 5/15/29 (a)	42,352		9,059

			3,435,436

BLACKROCK INCOME TRUST, INC.	NOVEMBER 30, 2013	1

Schedule of Investments (continued)	BlackRock Income Trust, Inc. (BKT) (Percentages shown are based on Net Assets)
Non-Agency Mortgage-Backed Securities	Par (000)		Value

Interest Only Commercial Mortgage-Backed Securities — 0.0%
Credit Suisse First Boston Mortgage Securities Corp., Series 1997-C1, Class AX, 1.35%, 6/20/29 (a)(b)	$2,160		$12,815

Principal Only Collateralized Mortgage Obligations — 0.4%
Countrywide Home Loan Mortgage Pass-Through Trust:
Series 2003-26, 8/25/33	678		639,772
Series 2003-J4, 6/25/33	133		124,610
Series 2003-J5, 7/25/33	264		251,058
Series 2003-J8, 9/25/23	165		147,342
Drexel Burnham Lambert CMO Trust, Class 1:
Series K, 9/23/17	5		4,443
Series V, 9/01/18	5		5,039
Residential Asset Securitization Trust, Series 2005-A15, Class 1A8, 2/25/36	585		357,111
Structured Mortgage Asset Residential Trust, Series 1993-3C, Class CX, 4/25/24	6		5,894
Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2005-9, Class CP, 11/25/35	250		170,009

			1,705,278

Total Non-Agency Mortgage-Backed Securities — 2.8%			13,066,999

US Government Sponsored Agency Securities

Agency Obligations — 2.3%
Federal Housing Administration:
General Motors Acceptance Corp. Projects, Series 56, 7.43%, 11/01/22	135		132,479
Merrill Projects, Series 54, 7.43%, 5/15/23	2		1,650
Reilly Projects, Series 41, 1.00%, 3/01/20	153		151,672
USGI Projects, Series 87, 7.43%, 12/01/22	57		55,734
USGI Projects, Series 99, 7.43%, 6/01/21	3,666		3,587,906
USGI Projects, Series 99, 7.43%, 10/01/23	35		34,255
USGI Projects, Series 99, 7.43% 10/01/23	103		101,207
Resolution Funding Corp., 4.06%, 4/15/30 (d)	13,000		6,732,219

			10,797,122

US Government Sponsored Agency Securities	Par (000)		Value

Collateralized Mortgage Obligations — 52.6%
Fannie Mae Mortgage-Backed Securities:
Series 1991-46, Class S, 2,480.99%, 5/25/21 (a)	$—	(c)	$4,069
Series 1991-87, Class S, 26.24%, 8/25/21 (a)	30		44,269
Series 1993-247, Class SN, 10.00%, 12/25/23 (a)	234		269,459
Series 2003-135, Class PB, 6.00%, 1/25/34	12,264		14,101,172
Series 2004-31, Class ZG, 7.50%, 5/25/34	3,753		4,379,798
Series 2005-73, Class DS, 17.12%, 8/25/35 (a)	1,777		2,308,465
Series 2010-47, Class JB, 5.00%, 5/25/30	10,000		11,062,400
Series 2011-99, Class CB, 4.50%, 10/25/41	43,000		47,135,224
Series 2011-117, Class CP, 4.00%, 11/25/41	14,350		14,920,483
Series 2011-142, Class PE, 3.50%, 1/25/42	15,567		15,269,741
Series G-7, Class S, 1,125.85%, 3/25/21 (a)	—	(c)	2,377
Series G-17, Class S, 1,063.79%, 6/25/21 (a)	—	(c)	2,383
Series G-33, Class PV, 1,078.42%, 10/25/21	—	(c)	2,000
Series G-49, Class S, 1,017.54%, 12/25/21 (a)	—	(c)	982
Freddie Mac Mortgage-Backed Securities:
Series 19, Class F, 8.50%, 3/15/20	37		39,071
Series 19, Class R, 16,305.92%, 3/15/20 (a)	—	(c)	562
Series 40, Class K, 6.50%, 8/17/24	221		248,521
Series 75, Class R, 9.50%, 1/15/21	—	(c)	1
Series 75, Class RS, 41.77%, 1/15/21 (a)	—	(c)	1
Series 173, Class R, 9.00%, 11/15/21	8		8
Series 173, Class RS, 9.32%, 11/15/21 (a)	—	(c)	8
Series 192, Class U, 1,009.03%, 2/15/22 (a)	—	(c)	18
Series 1057, Class J, 1,008.00%, 3/15/21	—	(c)	859
Series 1160, Class F, 39.45%, 10/15/21 (a)	12		25,769

BLACKROCK INCOME TRUST, INC.	NOVEMBER 30, 2013	2

Schedule of Investments (continued)	BlackRock Income Trust, Inc. (BKT) (Percentages shown are based on Net Assets)

US Government Sponsored Agency Securities	Par (000)		Value

Collateralized Mortgage Obligations (concluded)
Freddie Mac Mortgage-Backed Securities (concluded):
Series 2218, Class Z, 8.50%, 3/15/30	$3,667		$4,374,615
Series 2542, Class UC, 6.00%, 12/15/22	3,953		4,426,122
Series 2861, Class AX, 10.55%, 9/15/34 (a)	82		89,915
Series 2758, Class KV, 5.50%, 5/15/23	8,081		8,804,000
Series 2927, Class BZ, 5.50%, 2/15/35	3,354		3,777,002
Series 3856, Class PB, 5.00%, 5/15/41	10,000		11,300,550
Series 4016, Class BX, 4.00%, 9/15/41	15,408		15,546,820
Series 4242, Class PA, 3.50%, 5/15/41	9,945		10,417,442
Series T-11, Class A9, 2.82%, 1/25/28 (a)	1,591		1,666,805
Ginnie Mae Mortgage-Backed Securities:
Series 1996-5, Class Z, 7.00%, 5/16/26	357		406,677
Series 2004-89, Class PE, 6.00%, 10/20/34	1,245		1,293,099
Series 2010-99, Class JM, 3.75%, 12/20/38	19,300		20,009,700
Series 2010-112, Class TL, 4.00%, 1/20/39	15,000		15,892,800
Series 2011-80, Class PB, 4.00%, 10/20/39	11,489		12,095,585
Series 2011-88, Class PY, 4.00%, 6/20/41	15,402		15,979,637
Series 2012-16, Class HJ, 4.00%, 9/20/40	10,000		10,426,730

			246,325,139

Interest Only Collateralized Mortgage Obligations — 5.1%
Fannie Mae Mortgage-Backed Securities:
Series 7, Class 2, 8.50%, 4/01/17	2		271
Series 89, Class 2, 8.00%, 10/01/18	4		419
Series 94, Class 2, 9.50%, 8/01/21	2		332
Series 1990-123, Class M, 1,009.50%, 10/25/20	—	(c)	224
Series 1990-136, Class S, 19.91%, 11/25/20 (a)	7,948		11,654
Series 1991-99, Class L, 930.00%, 8/25/21	—	(c)	1,010

US Government Sponsored Agency Securities	Par (000)		Value

Interest Only Collateralized Mortgage Obligations (continued)
Fannie Mae Mortgage-Backed Securities (concluded):
Series 1991-139, Class PT, 648.35%, 10/25/21	$—	(c)	$1,613
Series 1993-199, Class SB, 7.33%, 10/25/23 (a)	281		26,642
Series 1997-50, Class SI, 1.20%, 4/25/23 (a)	212		5,693
Series 1997-90, Class M, 6.00%, 1/25/28	3,079		504,201
Series 2010-74, Class DI, 5.00%, 12/25/39	16,483		736,057
Series 2011-124, Class GS, 6.53%, 3/25/37 (a)	19,507		3,239,199
Series 2013-45, Class EI, 4.00%, 2/25/27 - 4/25/43	27,612		4,434,345
Series G-10, Class S, 1,089.16%, 5/25/21 (a)	—	(c)	9,173
Series G-12, Class S, 1,156.21%, 5/25/21 (a)	—	(c)	5,454
Series G92-5, Class H, 9.00%, 1/25/22	40		4,024
Series G92-12, Class C, 1,016.90%, 2/25/22	—	(c)	1,810
Series G92-60, Class SB, 1.60%, 10/25/22 (a)	145		3,892
Freddie Mac Mortgage-Backed Securities:
Series 176, Class M, 1,010.00%, 7/15/21	—	(c)	356
Series 200, Class R, 197,599.43%, 12/15/22 (a)	—	(c)	825
Series 1043, Class H, 44.25%, 2/15/21 (a)	5,968		12,556
Series 1054, Class I, 866.80%, 3/15/21 (a)	—	(c)	853
Series 1056, Class KD, 1,084.50%, 3/15/21	—	(c)	642
Series 1148, Class E, 1,177.08%, 10/15/21 (a)	—	(c)	2,033
Series 2559, 0.50%, 8/15/30 (a)	97		1,333
Series 2611, Class QI, 5.50%, 9/15/32	1,892		200,714
Series 3744, Class PI, 4.00%, 6/15/39	16,176		2,802,986
Series 3745, Class IN, 4.00%, 1/15/35	33,260		3,072,343
Series 4026, 4.50%, 4/15/32	5,671		924,141
Ginnie Mae Mortgage-Backed Securities (a):
Series 2009-116, Class KS, 6.30%, 12/16/39	3,727		552,554

BLACKROCK INCOME TRUST, INC.	NOVEMBER 30, 2013	3

Schedule of Investments (continued)	BlackRock Income Trust, Inc. (BKT) (Percentages shown are based on Net Assets)

US Government Sponsored Agency Securities	Par (000)	Value

Interest Only Collateralized Mortgage Obligations (concluded)
Ginnie Mae Mortgage-Backed Securities (concluded) (a):
Series 2011-52, Class MJ, 6.48%, 4/20/41	$18,109	$3,634,812
Series 2011-52, Class NS, 6.50%, 4/16/41	20,173	3,760,484

		23,952,645

Mortgage-Backed Securities — 96.5%
Fannie Mae Mortgage-Backed Securities:
3.00%, 1/01/43	30,491	29,450,396
3.50%, 10/01/42 - 12/01/43 (e)	37,057	37,378,053
4.00%, 1/01/41 - 9/01/42	36,006	37,573,945
4.50%, 8/01/25 - 1/01/44 (e)(f)(g)	112,689	121,077,411
5.00%, 1/01/23 - 12/01/43 (e)	89,168	97,338,746
5.50%, 12/01/28 - 10/01/39 (e)(f)	43,832	47,850,225
5.97%, 8/01/16	2,964	3,310,721
6.00%, 12/01/43 - 1/01/44 (e)	54,600	60,189,211
6.50%, 12/01/37 - 10/01/39	15,252	16,915,001
7.50%, 2/01/22	—	(c) 72
9.50%, 1/01/19 - 9/01/19	2	2,134
Freddie Mac Mortgage-Backed Securities:
2.55%, 10/01/34 (a)	284	288,262
2.61%, 1/01/35 (a)	189	190,884
2.73%, 11/01/17 (a)	10	10,502
5.00%, 2/01/22 - 4/01/22	415	449,837
9.00%, 9/01/20	26	28,495
Ginnie Mae Mortgage-Backed Securities:
7.50%, 8/15/21 - 12/15/23 (c)	126	136,167
8.00%, 10/15/22 - 8/15/27	56	60,851
9.00%, 4/15/20 - 9/15/21	5	5,344

		452,256,257

Principal Only Collateralized Mortgage Obligations — 0.3%
Fannie Mae Mortgage-Backed Securities:
Series 1991-7, Class J, 2/25/21	8	7,797
Series 1993-51, Class E, 2/25/23	40	39,309
Series 1993-70, Class A, 5/25/23	6	5,599
Series 1999-W4, 12/25/28	203	42,040
Series 1999-W4, 2/25/29	109	101,592
Series 2002-13, Class PR, 3/25/32	223	207,178
Series 203, Class 1, 2/01/23	12	11,900
Series 228, Class 1, 6/01/23	9	9,115
Series G93-2, Class KB, 1/25/23	109	106,004

US Government Sponsored Agency Securities	Par (000)	Value

Principal Only Collateralized Mortgage Obligations (concluded)
Freddie Mac Mortgage-Backed Securities:
Series 1418, Class M, 1/15/22	$42	$41,068
Series 1571, Class G, 8/15/23	282	258,968
Series 1691, Class B, 3/15/24	547	530,256
Series T-8, Class A10, 4.00%, 11/15/28	82	77,352
		1,438,178

Total US Government Sponsored Agency Securities — 156.8%		734,769,341

US Treasury Obligations

US Treasury Notes:
1.00%, 11/30/19 (g)	2,965	2,834,356
1.63%, 11/15/22	780	719,671
2.75%, 11/15/23 (g)	1,480	1,481,156

Total US Treasury Obligations — 1.1%		5,035,183

Total Long-Term Investments (Cost — $763,211,895) — 161.9%		758,313,101

Short-Term Securities	Shares

Money Market Funds — 3.6%
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.07% (h)(i)	16,746,848	16,746,848

	Par (000)

Borrowed Bond Agreement — 0.1%
Credit Suisse Securities (USA) LLC, 0.07%, 9/18/13, (Purchased on 9/18/13 to be repurchased at $741,729, collateralized by US Treasury Bonds, 2.75%, 11/15/42, par and fair value of $917,000 and $742,770, respectively)	$742	741,624

Total Short-Term Securities (Cost — $17,488,472) — 3.7%		17,488,472

Total Investments Before Borrowed Bonds and TBA Sale Commitments (Cost — $780,700,367*) — 165.6%		775,801,573

BLACKROCK INCOME TRUST, INC.	NOVEMBER 30, 2013	4

Schedule of Investments (continued)	BlackRock Income Trust, Inc. (BKT) (Percentages shown are based on Net Assets)

Borrowed Bonds — (0.2)%	Par (000)	Value

US Treasury Bonds, 2.75%, 11/15/42	$917	$(742,770)

TBA Sale Commitments (e)

Fannie Mae Mortgage-Backed Securities:
4.50%, 12/15/28 - 12/15/43	8,900	(9,476,540)
5.00%, 12/15/28 - 12/15/43	26,200	(28,435,109)

TBA Sale Commitments (e)	Par (000)	Value

Fannie Mae Mortgage-Backed Securities (concluded):
6.00%, 12/15/43	$32,800	$(36,145,344)

Total TBA Sale Commitments (Proceeds — $73,941,738) — (15.8)%		(74,056,993)

Total Investments, Net of Borrowed Bonds and TBA Sale Commitments (Cost — $706,758,629) — 149.6%		701,001,810
Liabilities in Excess of Other Assets — (49.6)%		(232,408,833)

Net Assets — 100.0%		$468,592,977

* As of November 30, 2013, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:
Tax cost	$780,831,804
Gross unrealized appreciation	$27,372,303
Gross unrealized depreciation	(32,402,534)
Net unrealized depreciation	$(5,030,231)

Notes to Schedule of Investments
(a)	Variable rate security. Rate shown is as of report date.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	Amount is less than $500.
(d)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.
(e)	Represents or includes a TBA transaction. Unsettled TBA transactions as of November 30, 2013 were as follows:

Counterparty	Value	Unrealized Appreciation/ (Depreciation)
Credit Suisse Securities (USA) LLC	$19,814,289	$(426)
Deutsche Bank Securities, Inc.	$29,497,203	$280,235
Goldman Sachs & Co.	$(11,067,418)	$(59,793)
JPMorgan Chase Bank N.A.	$(12,101,477)	$(42,016)
Morgan Stanley Co., Inc.	$3,023,789	$(23,437)

(f)	All or a portion of security has been pledged as collateral in connection with swaps.
(g)	All or a portion of security has been pledged as collateral in connection with open reverse repurchase agreements.
(h)	Investments in issuers considered to be an affiliate of the Trust during the period ended November 30, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at August 31, 2013	Net Activity	Shares Held at November 30, 2013	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	14,996,794	1,750,054	16,746,848	$1,629

(i)	Represents the current yield as of report date.
BLACKROCK INCOME TRUST, INC.	NOVEMBER 30, 2013	5

Schedule of Investments (continued)	BlackRock Income Trust, Inc. (BKT)

Portfolio Abbreviations
To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

CMO	Collateralized Mortgage Obligation
Fannie Mae	Federal National Mortgage Association
Freddie Mac	Federal Home Loan Mortgage Corp.
Ginnie Mae	Government National Mortgage Association
LIBOR	London Interbank Offered Rate
TBA	To Be Announced
USD	US Dollar

•	Reverse repurchase agreements outstanding as of November 30, 2013 were as follows:

Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued Interest
Credit Suisse Securities (USA) LLC	0.15%	1/28/13	Open	$22,922,685	$22,946,563
BNP Paribas Securities Corp.	—	2/8/13	Open	2,916,819	2,916,819
Bank of Montreal	0.17%	11/12/13	12/11/13	180,701,949	180,717,308
Credit Suisse Securities (USA) LLC	0.22%	11/29/13	12/02/13	1,480,000	1,480,018
Total				$208,021,453	$208,060,708

[1]	Certain agreements have no stated maturity and can be terminated by either party at any time.

•	Financial futures contracts as of November 30, 2013 were as follows:

Contracts Sold	Issue	Exchange	Expiration	Notional Value		Unrealized Appreciation (Depreciation)
(2)	90-Day Euro-Dollar	Chicago Mercantile	December 2013	USD	498,812	$(391)
(27)	90-Day Euro-Dollar	Chicago Mercantile	March 2014	USD	6,732,787	(9,219)
(433)	10-Year US Treasury Note	Chicago Board of Trade	March 2014	USD	54,287,375	9,339
(517)	Long US Treasury Bond	Chicago Board of Trade	March 2014	USD	67,597,750	(68,412)
(152)	Ultra Long US Treasury Bond	Chicago Board of Trade	March 2014	USD	21,147,000	(30,736)
(65)	2-Year US Treasury Bond	Chicago Board of Trade	March 2014	USD	14,319,297	(5,761)
(32)	5-Year US Treasury Note	Chicago Board of Trade	March 2014	USD	3,869,500	(1,793)
(41)	90-Day Euro-Dollar	Chicago Mercantile	June 2014	USD	10,221,300	(30,772)
(41)	90-Day Euro-Dollar	Chicago Mercantile	September 2014	USD	10,218,738	(35,140)
(41)	90-Day Euro-Dollar	Chicago Mercantile	December 2014	USD	10,214,125	(38,458)
(41)	90-Day Euro-Dollar	Chicago Mercantile	March 2015	USD	10,206,438	(36,584)
(12)	90-Day Euro-Dollar	Chicago Mercantile	June 2015	USD	2,984,100	(2,423)
(12)	90-Day Euro-Dollar	Chicago Mercantile	December 2015	USD	2,973,750	1,327
(12)	90-Day Euro-Dollar	Chicago Mercantile	March 2016	USD	2,966,700	4,402
Total						$(244,621)

BLACKROCK INCOME TRUST, INC.	NOVEMBER 30, 2013	6

Schedule of Investments (continued)	BlackRock Income Trust, Inc. (BKT)

•	Centrally cleared interest rate swaps outstanding as of November 30, 2013 were as follows:

Fixed Rate	Floating Rate	Clearinghouse	Expiration Date	Notional Amount (000)		Unrealized Appreciation
0.46%	3-month LIBOR	Chicago Mercantile	6/11/15	USD	100	$211

•	Over-the-counter interest rate swaps outstanding as of November 30, 2013 were as follows:

Fixed Rate	Floating Rate	Counterparty	Expiration Date	Notional Amount (000)	Market Value		Premiums Received	Unrealized Appreciation (Depreciation)
4.88%[1]	3-month LIBOR	UBS AG	3/21/15	USD	25,000	$1,488,678	—	$1,488,678
4.87%[1]	3-month LIBOR	Goldman Sachs & Co.	1/25/16	USD	5,500	522,625	—	522,625
2.81%[1]	3-month LIBOR	Citibank N.A.	2/06/16	USD	20,000	1,031,922	—	1,031,922
5.72%[1]	3-month LIBOR	JPMorgan Chase Bank N.A.	7/14/16	USD	5,400	727,494	—	727,494
4.31%[2]	3-month LIBOR	Deutsche Bank Securities, Inc.	10/01/18	USD	60,000	(8,283,674)	—	(8,283,674)
3.43%[1]	3-month LIBOR	JPMorgan Chase Bank N.A.	3/28/21	USD	6,000	488,220	$(204,888)	693,108
5.41%[1]	3-month LIBOR	JPMorgan Chase Bank N.A.	8/15/22	USD	9,565	2,176,387	—	2,176,387
Total						$(1,848,348)	$(204,888)	$(1,643,460)

[1]	Trust pays the floating rate and receives the fixed rate.
[2]	Trust pays the fixed rate and receives the floating rate.

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•	Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust's own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Trust's policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust's policy regarding valuation of investments and derivative financial instruments, please refer to the Trust's most recent financial statements as contained in its annual report.

BLACKROCK INCOME TRUST, INC.	NOVEMBER 30, 2013	7

Schedule of Investments (continued)	BlackRock Income Trust, Inc. (BKT)

The following tables summarize the Trust's investments and derivative financial instruments categorized in the disclosure hierarchy as of November 30, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	—	$4,763,607	$677,971	$5,441,578
Non-Agency Mortgage-Backed Securities	—	10,327,648	2,739,351	13,066,999
US Government Sponsored Agency Securities	—	730,703,033	4,066,308	734,769,341
US Treasury Obligations	—	5,035,183	—	5,035,183
Short-Term Securities:
Borrowed Bond Agreement	—	741,624	—	741,624
Money Market Funds	$16,746,848	—	—	16,746,848
Liabilities:
Investments:
Borrowed Bonds	—	(742,770)	—	(742,770)
TBA Sale Commitments	—	(74,056,993)	—	(74,056,993)
Total	$16,746,848	$676,771,332	$7,483,630	$701,001,810

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments [2]
Assets:
Interest rate contracts	$15,068	$6,640,425	—	$6,655,493
Liabilities:
Interest rate contracts	(259,689)	(8,283,674)	—	(8,543,363)
Total	$(244,621)	$(1,643,249)	—	$(1,887,870)

[2]	Derivative financial instruments are swaps and financial futures contracts. Swaps and financial futures contracts are valued at the unrealized appreciation/depreciation on the instrument.

Certain of the Trust’s assets and/or liabilities are held at carrying amount or face value, which approximates fair value for financial reporting purposes. As of November 30, 2013, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for financial futures contracts	$2,897,000	—	—	$2,897,000
Cash pledged as collateral for centrally cleared swaps	10,000	—	—	10,000
Cash pledged as collateral for over-the-counter swaps	3,500,000	—	—	3,500,000
Cash pledged as collateral for reverse repurchase agreements	2,065,000	—	—	2,065,000
Liabilities:
Bank overdraft	—	$(366,516)	—	(366,516)
Cash received as collateral for over-the-counter swaps	—	(4,520,000)	—	(4,520,000)
Reverse repurchase agreements including accrued interest	—	(208,060,708)	—	(208,060,708)
Total	$8,472,000	$(212,947,224)	—	$(204,475,224)

There were no transfers between Level 1 and Level 2 during the period ended November 30, 2013.

The Trust's investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information inputs could result in a significantly lower or higher value of such Level 3 investments.

BLACKROCK INCOME TRUST, INC.	NOVEMBER 30, 2013	8

Schedule of Investments (concluded)	BlackRock Income Trust, Inc. (BKT)

A reconciliation of Level 3 investments is presented when the Trust had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset-Backed Securities	Non-Agency Mortgage-Backed Securities	US Government Sponsored Agency Securities	Total
Assets:
Opening Balance, as of August 31, 2013	$695,051	$2,808,305	$7,314,558	$10,817,914
Transfers into Level 3	—	—	—	—
Transfers out of Level 3	—	—	(3,143,245)	(3,143,245)
Accrued discounts/premiums	(117,869)	—	(3,339)	(121,208)
Net realized gain (loss)	—	—	(3,433)	(3,433)
Net change in unrealized appreciation/depreciation[1]	100,789	(68,954)	8,767	40,602
Purchases	—	—	—	—
Sales	—	—	(107,000)	(107,000)
Closing Balance, as of November 30, 2013	$677,971	$2,739,351	$4,066,308	$7,483,630

[1]	The change in unrealized appreciation/depreciation on investments still held as of November, 30, 2013 was $40,602.

BLACKROCK INCOME TRUST, INC.	NOVEMBER 30, 2013	9

Item 2 – Controls and Procedures

2(a) –     The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the ″1940 Act″)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –     There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Income Trust, Inc.

By: /s/ John M. Perlowski

John M. Perlowski

Chief Executive Officer (principal executive officer) of

BlackRock Income Trust, Inc.

Date: January 24, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ John M. Perlowski

John M. Perlowski

Chief Executive Officer (principal executive officer) of

BlackRock Income Trust, Inc.

Date: January 24, 2014

By: /s/Neal J. Andrews

Neal J. Andrews

Chief Financial Officer (principal financial officer) of

BlackRock Income Trust, Inc.

Date: January 24, 2014